Annual Total Returns[BarChart] - Risk-Balanced Commodities Strategy Fund - I	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.01%)	(15.80%)	(19.48%)	16.58%	10.41%	(17.58%)	18.14%	8.15%